Income Taxes - Movement of valuation allowance (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Valuation Allowance [Abstract]
Balance as of January 1	$ 10,397,455	¥ 67,843,392	¥ 84,146,463
Additions (utilization)	(434,915)	(2,837,821)	37,227,678	¥ 84,146,463
Write-offs	(220,986)	(1,441,929)	(53,530,749)
Balance as of December 31	$ 9,741,554	¥ 63,563,642	¥ 67,843,392	¥ 84,146,463